Document and Entity Information	Mar. 31, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	Sierra Lake Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40803
Entity Tax Identification Number	86-1765431
Entity Address, Address Line One	625 West Adams Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	331
Local Phone Number	305-4319
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001844135
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share, included as part of the Units
Trading Symbol	SIER
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each exercisable for one share of Class A common stock for $11.50 per share, included as part of the Units
Trading Symbol	SIERW
Security Exchange Name	NASDAQ
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	SIERU
Security Exchange Name	NASDAQ